SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - USD ($)		3 Months Ended
	Mar. 08, 2021	Mar. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policy [Line Items]
Offering costs			$ 5,716
Underwriting fees		$ 4,860,057
Other offering costs		581,484
Unrecognized tax benefits accrued for interest and penalties			$ 0
Unrecognized tax benefits		$ 0
Shares excluded from calculation of diluted loss per share		11,523,444
Initial Public Offering
Summary Of Significant Accounting Policy [Line Items]
Offering costs	$ 12,681,484	$ 13,946,641
Underwriting fees	4,400,000	4,860,057
Deferred underwriting fees	7,700,000	8,505,100
Other offering costs	581,484	581,484
Offering costs charged to shareholders' equity	12,408,832	13,647,105
Initial Public Offering | Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Offering costs	$ 272,652	$ 299,523
Class B Common Stock
Summary Of Significant Accounting Policy [Line Items]
Shares subject to forfeiture		249,928	825,000